                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (check one only): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRM Fund Management Cayman Limited

Address: PO Box 309 GT
         Ugland House South Church Street
         George Town - Grand Cayman - Cayman Islands

Form 13F File Number: 28-12138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Wood
Title: Director and Principal
Phone: +377 97 97 79 33

Signature, Place and Date of Signing:


          /s/ Jonathan Wood                    Monaco              11/16/2009
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          8

Form 13F Information Table Value Total:     71,306
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13258               Jonathan Wood

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7  COLUMN 8
---------------------------- ------------ --------- -------- ------------------ ---------- -------- ---------
                                 CLASS               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING
         ISSUER NAME             TITLE      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS AUTHORITY
---------------------------- ------------ --------- -------- --------- --- ---- ---------- -------- ---------
MBIA INC                     COM          55262C100   11,389 1,467,600 SH       DEFINED           1 1,467,600
FREEPORT-MCMORAN COPPER & GO COM          35671D857    3,870    56,400 SH       DEFINED           1    56,400
ASSURED GUARANTY LTD         COM          G0585R106    5,901   303,874 SH       DEFINED           1   303,874
OCH ZIFF CAP MGMT GROUP      CL A         67551U105    7,461   613,078 SH       DEFINED           1   613,078
BANK OF AMERICA CORPORATION  COM          060505104   11,319   669,000 SH       DEFINED           1   669,000
JPMORGAN CHASE & CO          COM          46625H100   11,779   268,800 SH       DEFINED           1   268,800
VIRGIN MEDIA INC             COM          92769L101   15,296 1,098,846 SH       DEFINED           1 1,098,846
BLACKSTONE GROUP L P         COM UNIT LTD 09253U108    4,291   302,185 SH       DEFINED           1   302,185